Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Bond Fund
Class Name	Class A
Trading Symbol	CNDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 41	0.80% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 1,370,781,092
Holdings Count | Holding	455
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.
As a result of the Reorganization, Class A incurred 0.06% in reorganizational expenses, which had an impact of a 0.06% increase to the net expense ratio during the current reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Bond Fund
Class Name	Institutional Class
Trading Symbol	UMMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 26	0.51% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 1,370,781,092
Holdings Count | Holding	455
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on
September
5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about
Ma
rch 16, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 24	0.46% (a)
(a)	Annualized .

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 1,370,781,092
Holdings Count | Holding	455
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CBFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 21	0.40% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 1,370,781,092
Holdings Count | Holding	455
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Bond Fund
Class Name	Class S
Trading Symbol	UMMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 26	0.51% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 1,370,781,092
Holdings Count | Holding	455
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,370,781,092
Total number of portfolio holdings	455
Portfolio turnover for the reporting period	114%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 11/13/2055 6.000%	2.6%
Federal National Mortgage Association 06/01/2052 3.000%	2.1%
Uniform Mortgage-Backed Security TBA 11/13/2053 5.500%	1.9%
Federal National Mortgage Association 12/01/2054 5.000%	1.8%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.6%
Fannie Mae REMICS 09/25/2055 5.033%	1.4%
Federal National Mortgage Association 07/01/2055 5.500%	1.3%
Federal National Mortgage Association 12/01/2054 5.000%	1.2%
Federal National Mortgage Association 08/01/2052 4.000%	1.1%
Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835%	1.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature

[1]	Annualized.